Derivative financial instruments (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 858,277,413	R$ 811,921,798
Swap contract [member] | Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	118,831,333	148,297,616
Swap contract [member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	142,493,857	146,064,207
Swap contract [member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	596,952,223	517,559,975
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	538,580,487	857,662,210
Option contract [member] | Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	80,264,346	695,558,723
Option contract [member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	375,497,526	110,627,263
Option contract [member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	82,818,615	51,476,224
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	785,337,224	325,170,915
Futures contract [member] | Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	415,684,910	168,364,771
Futures contract [member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	197,209,979	70,492,546
Futures contract [member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	172,442,335	86,313,598
Forward Contracts And Others [Member]
IfrsStatementLineItems [Line Items]
Notional amount	443,722,256	331,009,278
Forward Contracts And Others [Member] | Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	273,869,288	187,900,674
Forward Contracts And Others [Member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	104,483,252	90,382,978
Forward Contracts And Others [Member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 65,369,716	R$ 52,725,626